UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    HMC Investors, L.L.C.

Address: One Riverchase Parkway South
         Birmingham, Alabama 352442


13F File Number: 028-10751


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                 Birmingham, AL                   8/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $ 882,533
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number     Name

1.    028-11249              Harbinger Capital Partners Master Fund I, Ltd.
2.    028-11250              Harbinger Capital Partners Offshore Manager, L.L.C.
3.    028-10777              Harbert Arbitrage Master Fund, Ltd.
4.    028-10750              HMC Arbitrage Offshore Manager, L.L.C.
----  -------------------    ---------------------------------------------------

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
                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2           COLUMN 3     COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8

                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS         CUSIP       (X$1000) PRN AMT  PRN CALL DISCRETION   MGRS     SOLE    SHARED  NONE
AK STL HLDG CORP                 COM               001547108   55,320  4,000,000  SH        SHARED      1, 2         0  4,000,000  0
ALERIS INTL INC                  COM               014477103      477     10,400  SH         SOLE               10,400          0  0
AMERICA MOVIL S A DE C V         SPON ADR L SHS    02364W105      399     12,000  SH         SOLE               12,000          0  0
APPLE COMPUTER  INC              COM               037833100      400      7,000  SH         SOLE                7,000          0  0
APPLICA INC                      COM               03815A106   34,517  7,809,300  SH        SHARED      1, 2         0  7,809,300  0
ASHLAND INC NEW                  COM               044209104      867     13,000  SH         SOLE               13,000          0  0
ASML HLDG NV                     NY SHS            N07059111      910     45,000  SH         SOLE               45,000          0  0
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW           049164205  255,709  5,214,286  SH        SHARED      1, 2         0  5,214,286  0
BALL CORP                        COM               058498106      370     10,000  SH         SOLE               10,000          0  0
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD    059602201      437     15,000  SH         SOLE               15,000          0  0
BANCOLOMBIA S A                  SPON ADR PREF     05968L102      545     22,600  SH         SOLE               22,600          0  0
BAXTER INTL INC                  COM               071813109      882     24,000  SH         SOLE               24,000          0  0
BIRCH MTN RES LTD                COM               09066X109      173     34,700  SH         SOLE               34,700          0  0
CADBURY SCHWEPPES PLC            ADR               127209302      388     10,000  SH         SOLE               10,000          0  0
CAMERON INTERNATIONAL CORP       COM               13342B105      717     15,000  SH         SOLE               15,000          0  0
CEMEX S A                        SPON ADR 5 ORD    151290889      456      8,000  SH         SOLE                8,000          0  0
COCA COLA CO                     COM               191216100      860     20,000  SH         SOLE               20,000          0  0
COLGATE PALMOLIVE CO             COM               194162103      958     16,000  SH         SOLE               16,000          0  0
COMPANHIA DE BEBIDAS DAS AME     SPON ADR PFD      20441W203      330      8,000  SH         SOLE                8,000          0  0
COSTCO WHSL CORP NEW             COM               22160K105    1,143     20,000  SH         SOLE               20,000          0  0
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR     204412209      481     20,000  SH         SOLE               20,000          0  0
DAVITA INC                       COM               23918K108      646     13,000  SH         SOLE               13,000          0  0
DIAGEO P L C                     SPON ADR NEW      25243Q205      676     10,000  SH         SOLE               10,000          0  0
DOMINO'S PIZZA INC               COM               25754A201      990     40,000  SH         SOLE               40,000          0  0
DONALDSON INC                    COM               257651109      305      9,000  SH         SOLE                9,000          0  0
FEDDERS CORP                     COM NEW           313135501    6,398  2,643,800  SH        SHARED      1, 2         0  2,643,800  0
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS    344419106      335      4,000  SH         SOLE                4,000          0  0
FORTUNE BRANDS INC               COM               349631101    1,442     20,300  SH         SOLE               20,300          0  0
GATEWAY INC                      COM               367626108   11,212  5,901,000  SH        SHARED      1, 2         0  5,901,000  0
GERDAU S A                       SPONSORED ADR     373737105      447     30,000  SH         SOLE               30,000          0  0
GOLD FIELDS LTD NEW              SPONSORED ADR     38059T106      412     18,000  SH         SOLE               18,000          0  0
GRUPO TELEVISA SA DE CV          SP ADR REP ORD    40049J206      290     15,000  SH         SOLE               15,000          0  0
HEWLETT PACKARD CO               COM               428236103      475     15,000  SH         SOLE               15,000          0  0
HOME DEPOT INC                   COM               437076102    1,253     35,000  SH         SOLE               35,000          0  0
ISHARES TR                       FTSE XNHUA IDX    464287184    1,382     18,000  SH         SOLE               18,000          0  0
ISHARES INC                      MSCI S KOREA      464286772      541     12,000  SH         SOLE               12,000          0  0
ISHARES INC                      MSCI TAIWAN       464286731    1,218     95,000  SH         SOLE               95,000          0  0
ISHARES INC                      DJ US ENERGY      464287796    2,441     25,000      PUT    SOLE               25,000          0  0
KOOKMIN BK NEW                   SPONSORED ADR     50049M109      831     10,000  SH         SOLE               10,000          0  0
KOREA ELECTRIC PWR               SPONSORED ADR     500631106      379     20,000  SH         SOLE               20,000          0  0
KRAFT FOODS                      CL A              50075N104      309     10,000  SH         SOLE               10,000          0  0
LEVEL 3 COMMUNICATIONS INC       COM               52729N100      178     40,000  SH         SOLE               40,000          0  0
LIONS GATE ENTMNT CORP           COM NEW           535919203      684     80,000  SH         SOLE               80,000          0  0
MANPOWER INC                     COM               56418H100      711     11,000  SH         SOLE               11,000          0  0
MIRANT CORP NEW                  COM               60467R100  120,600  4,500,000  SH        SHARED      1, 2         0  4,500,000  0
MIRANT CORP NEW                  *W EXP 01/03/201  60467R118   13,126  1,299,575  SH        SHARED      1, 2         0  1,299,575  0
MIRANT CORP NEW                  *W EXP 01/03/201  60467R126    7,152    664,641  SH        SHARED      1, 2         0    664,641  0
NATIONAL OILWELL VARCO INC       C0M               637071101      317      5,000  SH         SOLE                5,000          0  0
NET SERVICOS DE COMUNICACAO      SPONSORED ADR     64109T102      164     30,000  SH         SOLE               30,000          0  0
NEWS CORP                        CL B              65248E203      202     10,000  SH         SOLE               10,000          0  0
NORTHERN ORION RES INC           COM               665575106   26,730  5,500,000  SH        SHARED      1, 2         0  5,500,000  0
NORTHWESTERN CORP                COM NEW           668074305   42,938  1,250,000  SH        SHARED      1, 2         0  1,250,000  0
ORTHOVITA INC                    COM               68750U102      324     76,800  SH         SOLE               76,800          0  0
PFIZER INC                       COM               717081103      469     20,000  SH         SOLE               20,000          0  0
PLAYTEX PRODS INC                COM               72813P100   65,709  6,300,000  SH        SHARED      1, 2         0  6,300,000  0
PORTLAND GEN ELEC CO             COM NEW           736508847  115,486  4,625,000  SH        SHARED      1, 2         0  4,625,000  0
POSCO                            SPONSORED ADR     693483109      669     10,000  SH         SOLE               10,000          0  0
REGAL ENTMT GROUP                CL A              758766109      914     45,000  SH         SOLE               45,000          0  0
RIVIERA HLDGS CORP               COM               769627100   12,120    600,000  SH        SHARED      1, 2         0    600,000  0
SASOL LTD                        SPONSORED ADR     803866300      116      3,000  SH         SOLE                3,000          0  0
SPDR TR                          UNIT SER 1        78462F103    5,076     40,000      PUT    SOLE               40,000          0  0
ST JUDE MED INC                  COM               790849103      973     30,000  SH         SOLE               30,000          0  0
SYSCO CORP                       COM               871829107      917     30,000  SH         SOLE               30,000          0  0
P T TELEKOMUNIKASI INDONESIA     SPONSORED ADR     715684106      289      9,000  SH         SOLE                9,000          0  0
TENARIS S A                      SPONSORED ADR     88031M109      607     15,000  SH         SOLE               15,000          0  0
TIM PARTICIPACOES S A            SPONS ADR PFD     88706P106      276     10,000  SH         SOLE               10,000          0  0
TODCO                            CL A              88889T107      409     10,000  SH         SOLE               10,000          0  0
TRANSMERIDIAN EXPL INC           COM               89376N108   40,598  7,122,500  SH        SHARED      1, 2         0  7,122,500  0
UNITED STATES STL CORP NEW       COM               912909108   35,060    500,000  SH        SHARED      1, 2         0    500,000  0
UNITED TECHNOLOGIES CORP         COM               913017109    1,268     20,000  SH         SOLE               20,000          0  0
WOORI FIN HLDGS CO LTD           ADR               981063100      135      2,400  SH         SOLE                2,400          0  0
                                                              882,533
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